Investment securities (Details 5) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011
Held-to-maturity debt securities amortized cost disclosures
Due within 1 year, amortized cost	2
Due from 1 to 5 years, amortized cost	0
Due from 5 to 10 years, amortized cost	0
Due after 10 years, amortized cost	0
Total, amortized cost	2
Held-to-maturity debt securities fair value disclosures
Due within 1 year, fair value	2
Due from 1 to 5 years, fair value	0
Due from 5 to 10 years, fair value	0
Due after 10 years, fair value	0
Total, fair value	2
Held-to-maturity debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	5.06%
Total, average yield (as a percent)	5.06%
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	1,833
Due from 1 to 5 years, amortized cost	2,459
Due from 5 to 10 years, amortized cost	456
Due after 10 years, amortized cost	149
Total, amortized cost	4,897
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	1,856
Due from 1 to 5 years, fair value	2,578
Due from 5 to 10 years, fair value	472
Due after 10 years, fair value	160
Total, fair value	5,066
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	3.22%
Due from 1 to 5 years, average yield (as a percent)	3.13%
Due from 5 to 10 years, average yield (as a percent)	2.45%
Due after 10 years, average yield (as a percent)	3.23%
Total, average yield (as a percent)	3.10%